Vanguard® Large-Cap Index Fund
Schedule of Investments (unaudited)
As of September 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (1.6%)
	Linde plc	515,923	151,362
	Air Products and Chemicals Inc.	221,512	56,731
	Ecolab Inc.	257,655	53,752
	Freeport-McMoRan Inc.	1,469,077	47,789
	Newmont Corp.	799,689	43,423
	Dow Inc.	745,713	42,923
	International Flavors & Fragrances Inc.	249,242	33,329
	Fastenal Co.	575,105	29,681
	Nucor Corp.	293,908	28,947
	Albemarle Corp.	117,018	25,623
	LyondellBasell Industries NV Class A	267,774	25,131
	International Paper Co.	391,092	21,870
	Avery Dennison Corp.	82,941	17,186
	Celanese Corp. Class A	111,197	16,751
	Eastman Chemical Co.	135,854	13,686
	FMC Corp.	128,781	11,791
	CF Industries Holdings Inc.	107,601	6,006
	Westlake Chemical Corp.	16,018	1,460
			627,441
Consumer Discretionary (16.0%)
*	Amazon.com Inc.	430,776	1,415,116
*	Tesla Inc.	801,947	621,894
	Home Depot Inc.	1,056,095	346,674
*	Walt Disney Co.	1,818,396	307,618
*	Netflix Inc.	442,900	270,320
	Costco Wholesale Corp.	442,369	198,778
	Walmart Inc.	1,402,051	195,418
	NIKE Inc. Class B	1,278,966	185,744
	McDonald's Corp.	747,317	180,186
	Lowe's Cos. Inc.	699,495	141,900
	Starbucks Corp.	1,179,914	130,156
	Target Corp.	489,999	112,097
*	Booking Holdings Inc.	41,078	97,514
	TJX Cos. Inc.	1,146,944	75,675
*	General Motors Co.	1,307,497	68,918
	Estee Lauder Cos. Inc. Class A	220,453	66,120
	Activision Blizzard Inc.	778,250	60,229
*	Uber Technologies Inc.	1,319,940	59,133
*	Ford Motor Co.	3,926,687	55,602
*	Airbnb Inc. Class A	319,821	53,650
	Dollar General Corp.	233,480	49,530
*	Chipotle Mexican Grill Inc. Class A	26,720	48,564

		Shares	Market Value ($000)
*	Lululemon Athletica Inc.	118,794	48,076
	eBay Inc.	617,976	43,054
*	O'Reilly Automotive Inc.	68,999	42,163
	Electronic Arts Inc.	284,784	40,511
*	Aptiv plc	270,709	40,328
	Ross Stores Inc.	357,353	38,898
*	Marriott International Inc. Class A	260,693	38,606
*	Hilton Worldwide Holdings Inc.	278,877	36,842
*	AutoZone Inc.	21,563	36,614
	Yum! Brands Inc.	295,850	36,185
*	Trade Desk Inc. Class A	434,403	30,539
*	Southwest Airlines Co.	592,134	30,453
*	Copart Inc.	213,066	29,557
*	Delta Air Lines Inc.	640,416	27,288
	DR Horton Inc.	322,598	27,089
*	Etsy Inc.	126,667	26,342
	Lennar Corp. Class A	276,250	25,879
*	Carvana Co. Class A	84,556	25,497
	Garmin Ltd.	153,953	23,934
	Best Buy Co. Inc.	225,578	23,846
*	Expedia Group Inc.	145,387	23,829
	VF Corp.	353,583	23,687
	Tractor Supply Co.	114,410	23,181
	ViacomCBS Inc. Class B	578,954	22,874
*	Caesars Entertainment Inc.	202,890	22,780
*	Peloton Interactive Inc. Class A	255,488	22,240
*	Dollar Tree Inc.	225,074	21,544
*	CarMax Inc.	163,041	20,863
*	Carnival Corp.	828,267	20,715
	Darden Restaurants Inc.	130,400	19,752
*	Roblox Corp. Class A	260,948	19,715
*	Ulta Beauty Inc.	54,389	19,630
*,1	AMC Entertainment Holdings Inc. Class A	513,669	19,550
*	Royal Caribbean Cruises Ltd.	216,629	19,269
*	Burlington Stores Inc.	66,773	18,935
*	Wayfair Inc. Class A	73,526	18,787
*	Take-Two Interactive Software Inc.	116,672	17,976
	MGM Resorts International	409,856	17,685
	Domino's Pizza Inc.	36,883	17,592
	Genuine Parts Co.	143,308	17,373
*	NVR Inc.	3,377	16,190
	Omnicom Group Inc.	214,544	15,546
*	United Airlines Holdings Inc.	323,846	15,405
*	Las Vegas Sands Corp.	420,458	15,389
*	Lyft Inc. Class A	277,655	14,880
*	DraftKings Inc. Class A	282,575	13,609
	Fox Corp. Class A	334,657	13,423
	Advance Auto Parts Inc.	63,038	13,168
*	Live Nation Entertainment Inc.	142,438	12,980
	Whirlpool Corp.	62,736	12,789
*	LKQ Corp.	250,005	12,580
	Hasbro Inc.	130,872	11,676
	PulteGroup Inc.	246,714	11,329
	BorgWarner Inc. (XNYS)	239,982	10,370
	News Corp. Class A	392,225	9,229
*	Wynn Resorts Ltd.	104,170	8,828
	Rollins Inc.	246,166	8,697
	Bath & Body Works Inc.	125,845	7,932

		Shares	Market Value ($000)
*	Liberty Media Corp.- Liberty SiriusXM Class C	160,426	7,615
*	Discovery Inc. Class C	313,702	7,614
	Interpublic Group of Cos. Inc.	196,940	7,222
*	Vail Resorts Inc.	20,154	6,732
*	American Airlines Group Inc.	323,888	6,646
*	GameStop Corp. Class A	32,661	5,731
*	Penn National Gaming Inc.	78,434	5,683
*	Chewy Inc. Class A	83,426	5,682
	Fox Corp. Class B	138,533	5,142
[1]	Sirius XM Holdings Inc.	810,689	4,945
	Lear Corp.	29,896	4,678
	Aramark	128,133	4,210
*	QuantumScape Corp. Class A	167,851	4,119
*,1	Discovery Inc. Class A	160,900	4,084
	Warner Music Group Corp. Class A	93,580	4,000
*	Liberty Media Corp.- Liberty SiriusXM Class A	77,602	3,660
	News Corp. Class B	119,119	2,767
	Lennar Corp. Class B	13,379	1,038
	ViacomCBS Inc. Class A	7,394	311
*,1	Endeavor Group Holdings Inc. Class A	1,240	36
			6,136,449
Consumer Staples (4.9%)
	Procter & Gamble Co.	2,429,172	339,598
	PepsiCo Inc.	1,383,105	208,033
	Coca-Cola Co.	3,887,730	203,989
	Philip Morris International Inc.	1,559,627	147,837
	CVS Health Corp.	1,320,473	112,055
	Altria Group Inc.	1,845,314	83,999
	Mondelez International Inc. Class A	1,398,823	81,383
	Colgate-Palmolive Co.	844,101	63,797
	Kimberly-Clark Corp.	336,982	44,630
	Sysco Corp.	486,294	38,174
	General Mills Inc.	606,662	36,290
	Walgreens Boots Alliance Inc.	735,714	34,615
	Constellation Brands Inc. Class A	159,949	33,700
	Archer-Daniels-Midland Co.	559,750	33,591
*	Monster Beverage Corp.	370,491	32,911
	Corteva Inc.	734,936	30,926
	McKesson Corp.	154,758	30,856
	Kroger Co.	672,957	27,208
	Kraft Heinz Co.	673,342	24,792
	Hershey Co.	145,521	24,629
	Keurig Dr Pepper Inc.	709,305	24,230
	Tyson Foods Inc. Class A	295,022	23,289
	Clorox Co.	122,882	20,350
	Church & Dwight Co. Inc.	245,677	20,286
	McCormick & Co. Inc.	249,347	20,205
	Brown-Forman Corp. Class B	297,098	19,909
	AmerisourceBergen Corp. Class A	145,601	17,392
	Kellogg Co.	255,790	16,350
	Conagra Brands Inc.	480,629	16,279
	J M Smucker Co.	103,013	12,365
	Hormel Foods Corp.	271,442	11,129
	Lamb Weston Holdings Inc.	145,190	8,910
	Campbell Soup Co.	197,084	8,240
	Molson Coors Beverage Co. Class B	90,332	4,190
	Brown-Forman Corp. Class A	30,880	1,935

		Shares	Market Value ($000)
*	Olaplex Holdings Inc.	9,272	227
			1,858,299
Energy (2.6%)
	Exxon Mobil Corp.	4,236,479	249,190
	Chevron Corp.	1,935,268	196,333
	ConocoPhillips	1,340,034	90,814
	EOG Resources Inc.	584,266	46,899
	Schlumberger NV	1,399,338	41,476
	Marathon Petroleum Corp.	638,642	39,474
	Pioneer Natural Resources Co.	219,720	36,586
	Kinder Morgan Inc.	1,927,888	32,254
	Williams Cos. Inc.	1,215,753	31,537
	Phillips 66	438,269	30,692
	Valero Energy Corp.	409,083	28,869
	Occidental Petroleum Corp.	887,627	26,256
	ONEOK Inc.	445,942	25,860
*	Cheniere Energy Inc.	241,093	23,548
	Hess Corp.	278,898	21,785
	Baker Hughes Co. Class A	787,551	19,476
	Halliburton Co.	846,492	18,301
*	Enphase Energy Inc.	121,199	18,176
*	Plug Power Inc.	574,735	14,679
	Devon Energy Corp.	338,727	12,028
*	DTE Midstream LLC	31	1
			1,004,234
Financials (10.8%)
	JPMorgan Chase & Co.	2,990,274	489,478
*	Berkshire Hathaway Inc. Class B	1,765,981	482,007
	Bank of America Corp.	7,578,832	321,721
	Wells Fargo & Co.	4,109,272	190,711
	Citigroup Inc.	2,028,263	142,344
	Morgan Stanley	1,460,725	142,143
	Goldman Sachs Group Inc.	337,301	127,510
	BlackRock Inc.	137,076	114,960
	Charles Schwab Corp.	1,538,493	112,064
	S&P Global Inc.	241,182	102,476
	PNC Financial Services Group Inc.	425,288	83,203
	Blackstone Inc.	686,424	79,859
	U.S. Bancorp	1,335,284	79,369
	Truist Financial Corp.	1,335,769	78,343
	Marsh & McLennan Cos. Inc.	506,992	76,774
	CME Group Inc.	359,391	69,499
	Chubb Ltd.	373,206	64,744
	Intercontinental Exchange Inc.	563,606	64,713
	Aon plc Class A (XNYS)	214,602	61,327
	Moody's Corp.	158,400	56,249
	Progressive Corp.	585,718	52,943
	MSCI Inc. Class A	78,370	47,676
	American International Group Inc.	855,862	46,978
	T Rowe Price Group Inc.	227,109	44,672
	Prudential Financial Inc.	386,334	40,642
	Bank of New York Mellon Corp.	777,499	40,306
	MetLife Inc.	643,204	39,705
	Travelers Cos. Inc.	249,681	37,954
	Allstate Corp.	295,916	37,673
	Discover Financial Services	299,691	36,817
*	SVB Financial Group	56,784	36,732

		Shares	Market Value ($000)
	First Republic Bank	178,878	34,502
	KKR & Co. Inc.	554,316	33,747
	Aflac Inc.	604,198	31,497
	Arthur J Gallagher & Co.	206,887	30,754
	Ameriprise Financial Inc.	113,834	30,066
	Willis Towers Watson plc	129,130	30,018
	State Street Corp.	347,233	29,418
	Fifth Third Bancorp	691,174	29,333
*	Coinbase Global Inc. Class A	128,409	29,210
	Hartford Financial Services Group Inc.	347,449	24,408
	Huntington Bancshares Inc.	1,477,522	22,842
	Nasdaq Inc.	117,135	22,609
	Northern Trust Corp.	198,124	21,360
	KeyCorp.	956,968	20,690
	Regions Financial Corp.	955,161	20,354
	Citizens Financial Group Inc.	426,362	20,030
	Broadridge Financial Solutions Inc.	116,237	19,370
	M&T Bank Corp.	128,760	19,229
	Ally Financial Inc.	360,880	18,423
	Cincinnati Financial Corp.	153,228	17,502
	Principal Financial Group Inc.	268,565	17,296
	Raymond James Financial Inc.	185,365	17,106
*	Markel Corp.	13,741	16,422
	MarketAxess Holdings Inc.	36,132	15,200
	FactSet Research Systems Inc.	37,810	14,927
*	Arch Capital Group Ltd.	376,573	14,378
	Cboe Global Markets Inc.	106,702	13,216
	Fidelity National Financial Inc.	271,246	12,298
	Equitable Holdings Inc.	412,933	12,239
	Annaly Capital Management Inc.	1,446,981	12,184
	Loews Corp.	218,907	11,806
*,1	Lucid Group Inc.	404,633	10,270
	Everest Re Group Ltd.	39,897	10,005
	W R Berkley Corp.	133,248	9,751
	Franklin Resources Inc.	301,947	8,974
	Tradeweb Markets Inc. Class A	105,268	8,504
	Globe Life Inc.	91,620	8,157
	Apollo Global Management Inc. Class A	106,003	6,529
	Lincoln National Corp.	89,353	6,143
	Interactive Brokers Group Inc. Class A	88,404	5,511
*	Alleghany Corp.	6,562	4,097
	SEI Investments Co.	63,531	3,767
*	Berkshire Hathaway Inc. Class A	6	2,468
	Rocket Cos. Inc. Class A	138,897	2,228
	UWM Holdings Corp.	80,686	561
	AGNC Investment Corp.	175	3
			4,150,994
Health Care (12.7%)
	Johnson & Johnson	2,634,306	425,440
	UnitedHealth Group Inc.	943,563	368,688
	Pfizer Inc.	5,610,549	241,310
	Thermo Fisher Scientific Inc.	393,696	224,930
	Abbott Laboratories	1,774,054	209,569
	Eli Lilly & Co.	861,510	199,052
	Danaher Corp.	642,959	195,742
	AbbVie Inc.	1,768,372	190,754
	Merck & Co. Inc.	2,533,130	190,263
	Medtronic plc	1,345,607	168,672

		Shares	Market Value ($000)
*	Moderna Inc.	343,329	132,134
	Bristol-Myers Squibb Co.	2,223,658	131,574
	Amgen Inc.	568,240	120,836
*	Intuitive Surgical Inc.	118,988	118,292
	Zoetis Inc.	474,268	92,074
	Anthem Inc.	243,977	90,955
	Stryker Corp.	339,611	89,562
	Gilead Sciences Inc.	1,254,617	87,635
	Becton Dickinson and Co.	287,396	70,648
*	Edwards Lifesciences Corp.	623,750	70,615
	Cigna Corp.	340,345	68,123
*	Illumina Inc.	156,605	63,521
	HCA Healthcare Inc.	256,300	62,209
*	Boston Scientific Corp.	1,424,841	61,824
*	Regeneron Pharmaceuticals Inc.	99,914	60,466
*	DexCom Inc.	96,821	52,947
*	IDEXX Laboratories Inc.	85,129	52,942
	Humana Inc.	128,591	50,041
*	Align Technology Inc.	75,115	49,984
	Agilent Technologies Inc.	303,210	47,765
*	Vertex Pharmaceuticals Inc.	259,595	47,088
*	IQVIA Holdings Inc.	191,739	45,929
*	Biogen Inc.	149,141	42,205
	Baxter International Inc.	500,262	40,236
*	Veeva Systems Inc. Class A	138,240	39,837
	ResMed Inc.	145,775	38,419
*	Centene Corp.	583,439	36,354
	West Pharmaceutical Services Inc.	74,035	31,431
	Zimmer Biomet Holdings Inc.	208,990	30,588
*	Laboratory Corp. of America Holdings	96,472	27,151
*	Horizon Therapeutics plc	226,041	24,760
*	Seagen Inc.	136,534	23,183
*	Catalent Inc.	170,388	22,673
*	Alnylam Pharmaceuticals Inc.	118,960	22,461
	Cerner Corp.	295,788	20,859
	STERIS plc	99,822	20,392
	Cooper Cos. Inc.	49,276	20,366
*	Insulet Corp.	68,917	19,588
*	Hologic Inc.	253,662	18,723
*	Teladoc Health Inc.	143,418	18,187
	Quest Diagnostics Inc.	122,262	17,766
	Teleflex Inc.	46,827	17,633
*	Exact Sciences Corp.	172,063	16,423
	Viatris Inc.	1,210,130	16,397
*	Bio-Rad Laboratories Inc. Class A	21,008	15,671
	Cardinal Health Inc.	290,572	14,372
*	Elanco Animal Health Inc. (XNYS)	449,688	14,341
*	BioMarin Pharmaceutical Inc.	183,617	14,192
*	ABIOMED Inc.	43,146	14,045
*	Incyte Corp.	187,814	12,918
	DENTSPLY SIRONA Inc.	218,701	12,696
	Royalty Pharma plc Class A	341,806	12,353
*	10X Genomics Inc. Class A	81,596	11,879
*	Henry Schein Inc.	139,762	10,644
*	Charles River Laboratories International Inc.	25,191	10,396
*	Avantor Inc.	248,242	10,153
	Universal Health Services Inc. Class B	72,128	9,980
	PerkinElmer Inc.	56,051	9,713

		Shares	Market Value ($000)
*	DaVita Inc.	62,910	7,314
*	PPD Inc.	140,614	6,579
*	Novocure Ltd.	44,082	5,121
*	Oak Street Health Inc.	108,449	4,612
*	GoodRx Holdings Inc. Class A	64,135	2,631
*	agilon health Inc.	78,734	2,064
			4,848,890
Industrials (12.6%)
	Visa Inc. Class A	1,688,816	376,184
	Mastercard Inc. Class A	881,557	306,500
*	PayPal Holdings Inc.	1,175,840	305,965
	Accenture plc Class A	634,587	203,017
	Honeywell International Inc.	690,874	146,659
	United Parcel Service Inc. Class B	728,791	132,713
	Raytheon Technologies Corp.	1,508,927	129,707
*	Boeing Co.	586,546	129,005
	Union Pacific Corp.	652,591	127,914
	General Electric Co.	1,098,419	113,170
	Caterpillar Inc.	547,851	105,171
	3M Co.	579,028	101,573
	American Express Co.	596,270	99,893
*	Square Inc. Class A	397,660	95,375
	Deere & Co.	279,257	93,571
	Automatic Data Processing Inc.	423,381	84,642
	Lockheed Martin Corp.	235,542	81,286
	Fidelity National Information Services Inc.	618,120	75,213
	Capital One Financial Corp.	446,475	72,316
	CSX Corp.	2,256,098	67,096
	Sherwin-Williams Co.	237,136	66,334
*	Fiserv Inc.	596,420	64,712
	Eaton Corp. plc	398,894	59,559
	Norfolk Southern Corp.	247,152	59,131
	Illinois Tool Works Inc.	283,673	58,615
	Emerson Electric Co.	598,221	56,352
	FedEx Corp.	239,746	52,574
	Northrop Grumman Corp.	144,200	51,934
	Johnson Controls International plc	712,752	48,524
	General Dynamics Corp.	237,767	46,609
	Global Payments Inc.	293,961	46,322
	Carrier Global Corp.	868,306	44,944
	L3Harris Technologies Inc.	201,082	44,286
	IHS Markit Ltd.	358,995	41,866
	Trane Technologies plc	237,774	41,052
	Paychex Inc.	324,070	36,442
	Parker-Hannifin Corp.	129,191	36,124
	DuPont de Nemours Inc.	523,422	35,587
	Otis Worldwide Corp.	427,075	35,140
	Rockwell Automation Inc.	116,100	34,138
	PPG Industries Inc.	237,509	33,966
	Cintas Corp.	87,588	33,341
*	TransDigm Group Inc.	52,394	32,724
	Verisk Analytics Inc. Class A	161,453	32,334
	Cummins Inc.	143,710	32,272
*	Mettler-Toledo International Inc.	23,131	31,860
	Equifax Inc.	121,918	30,896
*	Keysight Technologies Inc.	184,118	30,249
	Old Dominion Freight Line Inc.	104,305	29,829
	Ball Corp.	326,840	29,406

		Shares	Market Value ($000)
	AMETEK Inc.	231,370	28,692
	Stanley Black & Decker Inc.	163,066	28,587
	Synchrony Financial	570,143	27,869
*	Zebra Technologies Corp. Class A	53,437	27,543
	PACCAR Inc.	347,424	27,419
*	Generac Holdings Inc.	63,156	25,810
*	United Rentals Inc.	72,449	25,425
	Kansas City Southern	91,027	24,636
	Fortive Corp.	340,706	24,044
	Dover Corp.	144,061	22,401
	Xylem Inc.	180,289	22,298
*	Waters Corp.	61,403	21,939
*	FleetCor Technologies Inc.	82,663	21,597
	TransUnion	191,619	21,521
	Vulcan Materials Co.	126,143	21,338
	Martin Marietta Materials Inc.	62,413	21,325
*	Trimble Inc.	251,770	20,708
	Expeditors International of Washington Inc.	169,987	20,251
*	Ingersoll Rand Inc.	399,418	20,135
*	Teledyne Technologies Inc.	46,635	20,033
	WW Grainger Inc.	44,294	17,410
	Jacobs Engineering Group Inc.	130,397	17,282
	Textron Inc.	224,281	15,657
	Westinghouse Air Brake Technologies Corp.	179,721	15,494
	JB Hunt Transport Services Inc.	84,206	14,081
	Masco Corp.	247,348	13,740
	Westrock Co.	267,175	13,313
	Crown Holdings Inc.	131,461	13,249
*	Affirm Holdings Inc.	110,726	13,191
	Packaging Corp. of America	95,056	13,064
*	Bill.Com Holdings Inc.	48,092	12,838
	Fortune Brands Home & Security Inc.	137,968	12,337
	CH Robinson Worldwide Inc.	131,769	11,464
	Snap-on Inc.	54,003	11,284
	HEICO Corp. Class A	73,612	8,718
	Western Union Co.	406,574	8,221
	Cognex Corp.	83,969	6,736
	Jack Henry & Associates Inc.	37,030	6,075
	HEICO Corp.	42,946	5,663
	Hubbell Inc. Class B	27,214	4,917
*	Mohawk Industries Inc.	27,639	4,903
*	XPO Logistics Inc.	48,733	3,878
*	Marqeta Inc. Class A	63,346	1,401
			4,842,579
Real Estate (2.7%)
	American Tower Corp.	455,466	120,885
	Prologis Inc.	740,285	92,854
	Crown Castle International Corp.	432,502	74,961
	Equinix Inc.	89,817	70,967
	Public Storage	149,060	44,286
	Simon Property Group Inc.	328,825	42,737
	Digital Realty Trust Inc.	282,786	40,849
	SBA Communications Corp. Class A	109,624	36,238
	Welltower Inc.	422,851	34,843
*	CoStar Group Inc.	395,221	34,013
*	CBRE Group Inc. Class A	319,181	31,076
	AvalonBay Communities Inc.	139,703	30,964
	Alexandria Real Estate Equities Inc.	152,480	29,134

		Shares	Market Value ($000)
	Equity Residential	355,968	28,805
	Weyerhaeuser Co.	750,307	26,688
	Realty Income Corp.	389,656	25,273
	Extra Space Storage Inc.	133,911	22,496
	Invitation Homes Inc.	576,922	22,113
	Ventas Inc.	394,265	21,767
	Mid-America Apartment Communities Inc.	116,094	21,681
	Sun Communities Inc.	115,982	21,468
	Essex Property Trust Inc.	65,086	20,811
	Duke Realty Corp.	378,610	18,124
	Healthpeak Properties Inc.	539,294	18,056
	UDR Inc.	297,018	15,736
	Boston Properties Inc.	140,649	15,239
	Camden Property Trust	100,634	14,841
*	Zillow Group Inc. Class C	165,693	14,604
	WP Carey Inc.	189,555	13,845
	Iron Mountain Inc.	289,375	12,573
*	Opendoor Technologies Inc.	487,413	10,007
*	Host Hotels & Resorts Inc.	357,199	5,833
	Regency Centers Corp.	84,795	5,709
	VEREIT Inc.	114,349	5,172
*	Zillow Group Inc. Class A	44,776	3,966
			1,048,614
Technology (30.0%)
	Apple Inc.	15,714,554	2,223,609
	Microsoft Corp.	7,520,079	2,120,061
*	Facebook Inc. Class A	2,385,459	809,601
*	Alphabet Inc. Class A	301,201	805,267
*	Alphabet Inc. Class C	272,432	726,116
	NVIDIA Corp.	2,376,627	492,342
*	Adobe Inc.	476,735	274,466
*	salesforce.com Inc.	880,334	238,764
	Intel Corp.	4,059,790	216,306
	Broadcom Inc.	390,008	189,127
	Texas Instruments Inc.	923,852	177,574
	Oracle Corp.	1,676,400	146,065
	QUALCOMM Inc.	1,128,783	145,590
	Intuit Inc.	259,770	140,148
*	Advanced Micro Devices Inc.	1,213,806	124,901
	International Business Machines Corp.	896,932	124,611
*	ServiceNow Inc.	198,234	123,355
	Applied Materials Inc.	903,559	116,315
	Analog Devices Inc.	537,784	90,068
*	Snap Inc. Class A	1,194,033	88,203
	Lam Research Corp.	142,058	80,852
*	Snowflake Inc. Class A	266,685	80,654
	Micron Technology Inc.	1,126,531	79,961
*	Autodesk Inc.	220,163	62,784
*	Zoom Video Communications Inc. Class A	204,306	53,426
*	Twilio Inc. Class A	167,041	53,294
	KLA Corp.	152,837	51,125
	Marvell Technology Inc.	820,048	49,457
*	Crowdstrike Holdings Inc. Class A	199,373	49,002
*	DocuSign Inc. Class A	185,209	47,678
*	Workday Inc. Class A	189,130	47,262
	Roper Technologies Inc.	105,497	47,065
*	Twitter Inc.	758,590	45,811
*	Synopsys Inc.	152,602	45,691

		Shares	Market Value ($000)
	TE Connectivity Ltd.	328,208	45,037
*	Palo Alto Networks Inc.	92,579	44,345
	Amphenol Corp. Class A	598,589	43,835
	Microchip Technology Inc.	274,218	42,090
*	Cadence Design Systems Inc.	276,958	41,942
*	Match Group Inc.	263,151	41,312
*	DoorDash Inc. Class A	199,358	41,064
*	Fortinet Inc.	138,908	40,567
	Cognizant Technology Solutions Corp. Class A	525,962	39,032
*	Palantir Technologies Inc. Class A	1,587,207	38,156
	Xilinx Inc.	247,639	37,391
*	Okta Inc.	143,552	34,071
	HP Inc.	1,202,075	32,889
*	Datadog Inc. Class A	227,896	32,213
*	EPAM Systems Inc.	53,835	30,712
*	HubSpot Inc.	44,687	30,212
*	ANSYS Inc.	87,316	29,727
*	MongoDB Inc. Class A	61,385	28,944
*	Pinterest Inc. Class A	555,545	28,305
	Corning Inc.	769,123	28,065
*	Dell Technologies Class C	263,902	27,456
	Skyworks Solutions Inc.	165,261	27,232
*	Cloudflare Inc. Class A	237,245	26,726
*	Paycom Software Inc.	51,119	25,342
	CDW Corp.	137,584	25,043
*	Gartner Inc.	79,517	24,164
*	Splunk Inc.	164,032	23,737
	Monolithic Power Systems Inc.	43,642	21,152
	NetApp Inc.	224,152	20,120
*	Zscaler Inc.	75,393	19,770
*	Unity Software Inc.	155,468	19,628
*	VeriSign Inc.	95,168	19,510
*	Tyler Technologies Inc.	40,878	18,749
	Hewlett Packard Enterprise Co.	1,307,534	18,632
*	Qorvo Inc.	111,225	18,596
	Teradyne Inc.	165,081	18,022
*	RingCentral Inc. Class A	81,467	17,719
*	Akamai Technologies Inc.	162,941	17,042
	Seagate Technology Holdings plc	204,970	16,914
*	Western Digital Corp.	291,323	16,442
*	Coupa Software Inc.	73,580	16,127
	SS&C Technologies Holdings Inc.	217,118	15,068
	NortonLifeLock Inc.	552,366	13,975
	Citrix Systems Inc.	124,304	13,347
*	UiPath Inc. Class A	234,500	12,337
	Bentley Systems Inc. Class B	202,647	12,288
*	GoDaddy Inc. Class A	168,934	11,775
*,1	VMware Inc. Class A	78,190	11,627
*	ZoomInfo Technologies Inc. Class A	181,929	11,132
*	Black Knight Inc.	148,898	10,721
*	IAC/InterActiveCorp.	79,315	10,334
*	ON Semiconductor Corp.	215,391	9,858
*	Dropbox Inc. Class A	299,739	8,758
*	Zendesk Inc.	60,043	6,988
	Leidos Holdings Inc.	71,002	6,825
*	F5 Networks Inc.	30,165	5,996
*	IPG Photonics Corp.	34,800	5,512
*	Bumble Inc. Class A	83,825	4,190

		Shares	Market Value ($000)
*	AppLovin Corp. Class A	33,690	2,438
*	Qualtrics International Inc. Class A	41,148	1,759
*	Toast Inc. Class A	21,754	1,087
*	Vimeo Inc.	44	1
			11,510,599
Telecommunications (3.1%)
	Comcast Corp. Class A	4,583,515	256,356
	Verizon Communications Inc.	3,935,966	212,582
	Cisco Systems Inc.	3,795,328	206,580
	AT&T Inc.	7,145,000	192,986
*	Charter Communications Inc. Class A	119,576	86,999
*	T-Mobile U.S. Inc.	561,986	71,799
	Motorola Solutions Inc.	169,417	39,359
*	Roku Inc.	116,476	36,498
*	Liberty Broadband Corp. Class C	145,366	25,105
*	Arista Networks Inc.	57,592	19,791
	Lumen Technologies Inc.	1,105,931	13,702
*	DISH Network Corp. Class A	246,205	10,700
*	Altice USA Inc. Class A	217,191	4,500
	Juniper Networks Inc.	162,539	4,473
*	Liberty Broadband Corp. Class A	23,747	3,998
	Ubiquiti Inc.	6,262	1,870
			1,187,298
Utilities (2.7%)
	NextEra Energy Inc.	1,963,124	154,144
	Duke Energy Corp.	769,557	75,101
	Southern Co.	1,060,401	65,713
	Waste Management Inc.	421,413	62,942
	Dominion Energy Inc.	809,058	59,077
	Exelon Corp.	977,429	47,249
	American Electric Power Co. Inc.	500,618	40,640
	Sempra Energy	315,278	39,883
	Xcel Energy Inc.	538,808	33,676
	Waste Connections Inc. (XTSE)	260,705	32,831
	Public Service Enterprise Group Inc.	505,909	30,810
	American Water Works Co. Inc.	181,625	30,702
	Eversource Energy	343,865	28,114
	WEC Energy Group Inc.	315,642	27,840
	Consolidated Edison Inc.	353,605	25,668
	Republic Services Inc. Class A	207,088	24,863
	PPL Corp.	770,009	21,468
	Edison International	379,936	21,075
	Ameren Corp.	255,581	20,702
	Entergy Corp.	201,079	19,969
	DTE Energy Co.	174,502	19,494
	FirstEnergy Corp.	544,551	19,397
*	PG&E Corp.	1,971,497	18,926
	CMS Energy Corp.	289,826	17,311
	CenterPoint Energy Inc.	616,803	15,173
	AES Corp.	633,509	14,463
	Evergy Inc.	227,152	14,129
	Alliant Energy Corp.	250,403	14,018
	NiSource Inc.	392,600	9,513
	Vistra Corp.	482,827	8,256
	NRG Energy Inc.	122,454	5,000
	Avangrid Inc.	77,765	3,779

		Shares	Market Value ($000)
	Pinnacle West Capital Corp.	35	3
			1,021,929
Total Common Stocks (Cost $19,238,343)			38,237,326
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 0.068% (Cost $128,556)	1,285,624	128,562
Total Investments (100.0%) (Cost $19,366,899)			38,365,888
Other Assets and Liabilities—Net (0.0%)			(1,630)
Net Assets (100%)			38,364,258
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $35,669,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $36,361,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2021	551	118,403	(3,804)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2021, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.